Dividends Payable	6 Months Ended
Dec. 31, 2017
Dividends Payable [Abstract]
Dividends Payable [Text Block]
Note 11 - Dividends Payable

On September 13, 2014, the directors of Delta approved a resolution for a cash dividends distribution of $35,000,000. According to the resolution, the dividends are to be distributed to the Shareholders, Mr. Yan Hong, Mr. Shen Lei and Mr. Chao Xin in accordance with their respective percentage shareholdings in Delta, as to $392,000 to Mr. Yan Hong; as to $392,000 to Mr. Shen Lei; and as to $34,216,000 to Mr. Chao Xin.

As at December 31, 2016, the dividends were not paid. The directors of Delta are reviewing the cash position of the Company periodically to decide when to pay for the dividend.

On July, 20, 2017 the Company has received a Deed Poll and Undertaking from each of Yan Hong, Shen Li and Chao Xin all dated July 20, 2017 confirming that they have waived all their rights and entitlements in connection with the Dividend and they have undertaken not to take any action against the Company in connection therewith. In the circumstances, the Dividend will no longer be payable by the Company.